Revenues - Liability balances from contracts with customers (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jan. 01, 2023	Dec. 31, 2022
Revenues
Deferred revenue-current portion	$ 52,264		$ 13,347
Deferred revenue-noncurrent portion	97,176		190
Total deferred revenue	149,440	$ 13,537	13,537
Estimated deferred revenue
Not later than 1 year	52,264		13,347
Between 1 to 2 years	33,756		150
Between 2 to 3 years	36,355		40
Between 3 to 4 years	20,292
Later than 4 years	6,773
Total deferred revenue	149,440	$ 13,537	13,537
Revenue recognized of deferred revenue as at period start	8,500
Oncology/Immunology segment
Revenues
Deferred revenue-current portion	51,232		11,817
Deferred revenue-noncurrent portion	97,176		190
Other Ventures segment
Revenues
Deferred revenue-current portion	$ 1,032		$ 1,530